Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciles the statutory rates to the Company's effective tax rate
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Statutory rates in Cayman Islands and BVI	0.0%	0.0%	0.0%
Statutory rates in Hong Kong	16.5%	16.5%	15.0%
Statutory rates in PRC	25.0%	25.0%	25.0%
Temporary tax holiday in the PRC	-25.0%	-25.0%	0.0%
Foreign earned income not subject to taxes in the Cayman Island	-16.5%	-16.5%	-40.0%
Additional accruals in the PRC	0.0%	0.0%	83.5%
Effect of valuation allowance	0.0%	0.0%	0.0%
Effective income tax rate	0.0%	0.0%	83.5%

Schedule of income tax expenses benefits
For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Loss before taxes:
Cayman Islands	$(2,278,220)	$(311,778)	$(700,400)
BVI	(941)	-	-
Hong Kong	(26,316)	(1,062)	(45,955)
PRC	(2,906,517)	(1,143,671)	(1,020,951)
Total income (loss) before taxes	(5,211,994)	(1,456,511)	(1,767,306)

Provision for taxes (benefits):
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Provision for income taxes (benefits)	-	-	-

Deferred tax assets:
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Less: Valuation allowance	-	-	-
Currency effect	-	-	-
Deferred tax assets, net	-	-	-

Total provision for taxes	$-	$-	$-
Effective tax rate	0.0%	0.0%	0%

Effect of tax holiday inside the PRC on basic earnings per share	-	-	-